UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from

December 1, 2007 to December 31, 2007

Commission File Number of issuing entity: 333-132202-02

LONG BEACH AUTO RECEIVABLES TRUST 2007-A

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-132202

LONG BEACH ACCEPTANCE RECEIVABLES CORP.

(Exact name of depositor as specified in its charter)

LONG BEACH ACCEPTANCE CORP.

(Exact name of sponsor as specified in its charter)

Delaware	33-0660404
(State or other jurisdiction of incorporation or organization of the issuing entity)	(I.R.S. Employer Identification No.)

c/o AmeriCredit Financial Services, Inc. 801 Cherry Street, Suite 3900 Fort Worth, TX 76102	76102
(Address of principal executive offices of issuing entity)	(Zip Code)

(817) 302-7000

(Telephone number, including area code)

N/A

(Former name, former address, if changed since last report)

	Registered/reported pursuant to (check one)			Name of exchange (If Section 12(b))
Title of Class	Section 12(b)	Section 12(g)	Section 15(d)
Class A-1	[ ]	[ ]	[X]

Class A-2	[ ]	[ ]	[X]

Class A-3	[ ]	[ ]	[X]

Class A-4	[ ]	[ ]	[X]

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.    Yes  ☒    No  ☐

PART I – DISTRIBUTION INFORMATION

ITEM 1 – Distribution and Pool Performance Information.

The response to Item 1 is set forth in part herein and in part in Exhibit 99.1

The record date for distributions described in Exhibit 99.1 was December 31, 2007.

PART II – OTHER INFORMATION

ITEM 2 – Legal Proceedings.

None

ITEM 3 – Sales of Securities and Use of Proceeds.

None

ITEM 4 – Defaults Upon Senior Securities.

None

ITEM 5 – Submission of Matters to a Vote of Security Holders.

None

ITEM 6 – Significant Obligors of Pool Assets.

None

ITEM 7 – Significant Enhancement.

None

ITEM 8 – Other Information.

On January 9, 2008, a trigger event occurred in the Long Beach Acceptance Auto Receivables Trust 2007-A securitization, as to which Long Beach Acceptance Receivables Corp. (“LBARC”) is the depositor and Long Beach Acceptance Corp. (“LBAC”) is the sponsor. The average delinquency ratio test specified in the spread account agreement was not met as of the January 9, 2008 determination date for the three-month period ended December 31, 2007. As a result of this trigger event, reserve account requirements increase by 5% of the pool balance, increasing total enhancement requirements from 8% to 13%. Cash flows that would otherwise be used in the current period to make principal payments to the holders of the asset-backed securities will be deposited in the reserve account until the new credit enhancement levels are met, as provided in the transaction documents.

Also trigger events occurred in two other transactions as to which LBARC is the depositor and LBAC the sponsor, as follows:

1. On January 9, 2008, a trigger event occurred in the Long Beach Acceptance Auto Receivables Trust 2006-A securitization. The average delinquency ratio test specified in the spread account agreement was not met as of the January 9, 2008 determination date for the three-month period ended December 31, 2007. As a result of this trigger event, the total credit enhancement requirements increase by 5% of the pool balance, from 9% to 14%. Since cash reserve requirements have already been met, the increased enhancement is in the form of higher over-collateralization requirements which will cause the asset-backed securities to amortize sooner than otherwise.

2. On January 8, 2008, a trigger event occurred in the Long Beach Acceptance Auto Receivables Trust 2006-B securitization. The average delinquency ratio test specified in the spread account agreement was not met as of the January 9, 2008 determination date for the three-month period ended December 31, 2007. As a result of this trigger event, reserve account requirements increase by 5% of the pool balance, increasing total enhancements requirements from 9% to 14%. Cash flows that would otherwise be used in the current period to make principal payments to the holders of the asset-backed securities will be deposited in the reserve account until the new credit enhancement levels are met, as provided in the transaction documents

ITEM 9 – Exhibits

(a)	Documents filed as part of this report:

99.1 Monthly Servicer’s Certificate dated December 31, 2007

(b)	Exhibits required by this Form and Item 601 of Regulation S-K (17 CFR 229.601):

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

LONG BEACH AUTO RECEIVABLES TRUST 2007-A

(Issuing Entity)

Dated: January 15, 2008

By:	Long Beach Acceptance Corp., as Servicer

By:	/s/ Chris A. Choate
Name:	Chris A. Choate
Title:	Executive Vice President, Chief Financial Officer and Treasurer

EXHIBIT INDEX

EXHIBIT	DESCRIPTION
99.1	Monthly Servicer’s Certificate dated December 31, 2007